Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Nov. 01, 2024	Nov. 03, 2023	Oct. 28, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net (Loss) Income
2024	$346,830	$343,160	$350,181	$343,160	$76.04	$(3,381,000)
2023	$498,551	$498,551	$509,396	$498,551	$89.51	$3,474,000
2022	$470,642	$470,642	$447,520	$447,520	$106.05	$45,066,000

Named Executive Officers, Footnote [Text Block]
(1)	Michael W. Bridgford, our Chairman of the Board, was our PEO for fiscal years 2022, 2023 and 2024.

PEO Total Compensation Amount	[1]	$ 346,830	$ 498,551	$ 470,642
PEO Actually Paid Compensation Amount	[1],[2]	$ 343,160	498,551	470,642
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reflected in this column represent the compensation actually paid to the PEO and the average compensation actually paid to Non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. Compensation actually paid was not adjusted to account for equity awards because no equity awards were granted or remain outstanding as of the fiscal years covered. However, (a) in fiscal year 2023, there was a reduction of $43,378 to a Non-PEO NEO’s compensation actually paid and (b) in fiscal year 2024, there was a reduction of $3,670 to the PEO’s compensation actually paid and an aggregate reduction of $151,607 to the Non-PEO NEOs’ compensation actually paid, in each of cases (a) and (b) to reflect the aggregate positive change in the present value of the non-qualified deferred compensation plan and pension and retirement benefits for such individuals reflected in the Summary Compensation Table for the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 350,181	509,396	447,520
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 343,160	498,551	447,520
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)	The Non-PEO NEOs for each year reported were as follows:

●	2024: Baron R. Bridgford II and Cindy Matthews-Morales.
●	2023: William L. Bridgford, John V. Simmons, Baron R. Bridgford II and Cindy Matthews-Morales.
●	2022: William L. Bridgford, John V. Simmons, Baron R. Bridgford II and Raymond F. Lancy.

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	The total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on October 29, 2021, the last day of fiscal year 2021, through the last day of each fiscal year in the table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The graph below compares the compensation actually paid to our PEO, the average compensation actually paid to our Non-PEO NEOs, and the cumulative TSR. The TSR amounts in the graph assume that $100 was invested on October 29, 2021, and that all distributions or dividends, if any, were reinvested on a quarterly basis.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income

The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our Non-PEO NEOs with our net income for the fiscal years 2022, 2023 and 2024.

Total Shareholder Return Amount	[4]	$ 76.04	89.51	106.05
Net Income (Loss) Attributable to Parent		$ (3,381,000)	$ 3,474,000	$ 45,066,000
PEO Name		Michael W. Bridgford	Michael W. Bridgford	Michael W. Bridgford

[1]	Michael W. Bridgford, our Chairman of the Board, was our PEO for fiscal years 2022, 2023 and 2024.
[2]	The dollar amounts reflected in this column represent the compensation actually paid to the PEO and the average compensation actually paid to Non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K. Compensation actually paid was not adjusted to account for equity awards because no equity awards were granted or remain outstanding as of the fiscal years covered. However, (a) in fiscal year 2023, there was a reduction of $43,378 to a Non-PEO NEO’s compensation actually paid and (b) in fiscal year 2024, there was a reduction of $3,670 to the PEO’s compensation actually paid and an aggregate reduction of $151,607 to the Non-PEO NEOs’ compensation actually paid, in each of cases (a) and (b) to reflect the aggregate positive change in the present value of the non-qualified deferred compensation plan and pension and retirement benefits for such individuals reflected in the Summary Compensation Table for the applicable fiscal year.
[3]	The Non-PEO NEOs for each year reported were as follows:
[4]	The total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on October 29, 2021, the last day of fiscal year 2021, through the last day of each fiscal year in the table.